Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares
Amount Registered | shares	3,703,813
Proposed Maximum Offering Price per Unit	4.42
Maximum Aggregate Offering Price	$ 16,380,113
Amount of Registration Fee	$ 2,262.09
Offering Note

(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Class A ordinary shares that become issuable under the 2021 Plan by reason of any share dividend, share split, recapitalization, or any other similar transaction without receipt of consideration which results in an increase in the number of outstanding Class A ordinary shares.

(2)For purposes of computing the registration fee only. Pursuant to Rule 457(c) and (h) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to the 2021 Plan is based upon the average of the high and low prices of the Registrant’s Class A ordinary shares, as reported on the New York Stock Exchange on March 5, 2026, which date is within five business days prior to the filing of this Registration Statement.

(3)Represents 3,703,813 Class A ordinary shares of the Registrant to be issued pursuant to an annual increase to the number of Class A ordinary shares available for issuance under the 2021 Plan, effective January 1, 2026, pursuant to the terms of the 2021 Plan.

(4)The registrant does not have any fee offsets.